Operating Leases (Tables)	12 Months Ended
Mar. 31, 2019
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases

The following table outlines our future contractual financial obligations associated with this lease by fiscal year in which payment is expected, as of March 31, 2019:

	2020	2021	2022	Total
Payson Lease	$120,000	$120,000	$80,000	$320,000

The following table outlines our future contractual financial obligations associated with this lease by fiscal period in which payment is expected, as of March 31, 2019:

	2020	2021	2022	2023	2024	Total
Scottsdale Lease	$216,591	$226,587	$236,583	$246,580	$147,240	$1,073,581

The following table outlines our future contractual financial obligations associated with this lease by fiscal period in which payment is expected, as of March 31, 2019:

	2020	2021	2022	2023	2024	2025	2026	Total
Manitowoc Lease	$394,128	$394,128	$394,128	$394,128	$394,128	$394,128	$394,128	$2,758,896